Restricted Net Assets - Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares
Assets
Total Assets	¥ 2,373,492	$ 328,475	¥ 1,783,412	$ 265,729
Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000* shares as of June 30, 2022 and 2023, respectively)	36	5	36		$ 6	$ 5
Additional paid-in capital	515,665	71,364	510,390
Accumulated gain	451,013	62,417	348,503
Accumulated other comprehensive income	16,680	2,309	8,458
Total equity attributable to the shareholders of Hywin Holdings Ltd.	1,111,691	153,850	968,313
Total Liabilities, Mezzanine equity, and equity	¥ 2,373,492	$ 328,475	¥ 1,783,412
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, issued shares	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	50,000,000
Ordinary shares, outstanding shares	56,000,000	56,000,000	56,000,000	56,000,000
Parent Company
Assets
Investments in subsidiaries and VIEs	¥ 1,111,691	$ 153,850	¥ 968,313
Total Assets	1,111,691	153,850	968,313
Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000* shares as of June 30, 2022 and 2023, respectively)	36	5	36
Additional paid-in capital	515,665	71,364	510,390
Accumulated gain	579,310	80,172	449,429
Accumulated other comprehensive income	16,680	2,309	8,458
Total equity attributable to the shareholders of Hywin Holdings Ltd.	1,111,691	153,850	968,313
Total Liabilities, Mezzanine equity, and equity	¥ 1,111,691	$ 153,850	¥ 968,313
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, issued shares	56,000,000	56,000,000	56,000,000	56,000,000
Ordinary shares, outstanding shares	56,000,000	56,000,000	56,000,000	56,000,000